Supplement Dated June 24, 2019
To The Prospectus Dated April 29, 2019

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective immediately.

The following funds’ names are changed as indicated:

Prior Fund Name	New Fund Name
JNL/Mellon Capital DowSM Index Fund	JNL/Mellon DowSM Index Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Communication Services Sector Fund

The following funds have been merged and should be deleted from your prospectus:

Fund	Merged Into
JNL/Mellon Capital S&P® SMid 60 Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund (a series of JNL Series Trust)
JNL/Mellon Capital JNL 5 Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund (a series of JNL Series Trust)

In the section entitled, “Redemption of Fund Shares,” please add the following after the last paragraph:

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

This Supplement is dated June 24, 2019.

Supplement Dated June 24, 2019
To The Statement of Additional Information
Dated April 29, 2019

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

The following funds’ names are changed as indicated:

Prior Fund Name	New Fund Name
JNL/Mellon Capital DowSM Index Fund	JNL/Mellon DowSM Index Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Communication Services Sector Fund

The following funds have been merged and should be deleted from the Statement of Additional Information:

Fund	Merged Into
JNL/Mellon Capital S&P® SMid 60 Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund (a series of JNL Series Trust)
JNL/Mellon Capital JNL 5 Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund (a series of JNL Series Trust)

On page 1, in the section entitled, “General Information and History,” please delete the paragraph in the entirety and  replace with the following:

JNL Variable Fund LLC (“JNL Variable Fund”) is an open-end management company organized as a Delaware limited liability company on October 13, 1998.  The JNL Variable Fund LLC is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”).  Jackson National Asset Management, LLCSM (“JNAM” or the “Adviser”) serves as the investment adviser to the JNL Variable Fund.  The JNL Variable Fund offers interests in separate Funds (each a “Fund” and collectively, the “Funds”), which are comprised of two groups as defined in the Prospectus – “Partnership Funds” and “Regulated Investment Company Funds.” The Regulated Investment Company Fund is the JNL/Mellon MSCI World Index Fund.  All other Funds within JNL Variable Fund comprise the Partnership Funds.  Each of the Funds is “non-diversified”, except for the JNL/Mellon MSCI World Index Fund, as defined in the 1940 Act, which means a Fund may hold securities of a smaller number of issuers than if it was a “diversified” fund.

On page 34, in the section entitled, “Fundamental and Operating Policies Applicable to All Funds,” please the paragraph following item (6) in the entirety and  replace with the following:

None of the Funds, except the JNL/Mellon MSCI World Index Fund, is a “diversified company,” as that term is defined in the 1940 Act.  There are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries.  However, because each Sector Fund invests primarily in common stocks of companies within specific industries, the Sector Funds’ performance is closely tied to, and affected by, those specific industries.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions.  As a result of these factors, stocks in which the Sector Funds invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

On page 62, in the section entitled, “Disclosure of Portfolio Information,” please delete footnote 1 in the entirety and  replace with the following:

1  The Fund of Funds, S&P Funds, Target Funds, Sector Funds, ETF Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund, the JNL/Mellon International Index Fund, the JNL/RAFI® Multi-Factor U.S. Equity Fund, the JNL/RAFI® Fundamental U.S. Small Cap Fund, the JNL/RAFI® Fundamental Europe Fund, the JNL/RAFI® Fundamental Asia Developed Fund, and/or the JNL/S&P Total Yield Fund) generally include those Funds advised by JNAM, and certain Funds sub-advised by Goldman Sachs Asset Management, L.P. and/or Mellon Investments Corporation.  The Fund of Funds, S&P Funds, ETF Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

On page 66, in the section entitled, “Purchases, Redemptions and Pricing of Interests,” please add the following after the last paragraph:

A Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of a Fund to another Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board.  Any securities will be readily marketable and will be valued in accordance with the Funds’ valuation policy.  If a Fund redeems shares in kind from another Fund, such Fund would incur transaction costs in converting the assets into cash.

This Supplement is dated June 24, 2019.